UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1_
  This Amendment (Check only one.)      [ ] is a restatement.
                                        [X] adds new holdings entries.

This Filing Lists Securities Holdings Reported On The Form 13F Filed On August 14, 2009 Pursuant To A Request For Confidential Treatment And For Which That Request Was Denied On February 14, 2011.


Institutional Investment Manager Filing this Report:

Name:     Acadian Asset Management LLC
Address:  One Post Office Square, 20th Floor
          Boston, MA 02109

Form 13F File Number: 028-05990

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cynthia Kelly
Title:  Senior Compliance Officer
Phone:  (617) 598-6837

Signature, Place, and Date of Signing:


/s/ Cynthia Kelly    Boston, Massachusetts    February 22, 2011
[Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total:  $46
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number            Name

1               028-11931                       Old Mutual (US) Holdings Inc.

                                                                                       Voting Authority
                                                                                       ----------------
                           Title                        Value    Shares/  Sh/   Put/   Invstmt  Other
Name of Issuer             of Class         CUSIP      (x$1000)  Prn Amt  Prn   Call   Dscretn  Managers   Sole    Shared   None
--------------             --------         -----       ------   -------  ---   ----   -------  --------   -----   ------   ----
LIFE SCIENCES RESH INC      COM           53216910        46        6313        SH     Defined    1        6313     0         0